PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)

Voya MI Dynamic SMID Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.4%
Communication Services : 3.1%
7,083
(1)(2)
AST SpaceMobile, Inc.
$ 560,903
0.4
22,160
(1)
CarGurus, Inc.
680,312
0.5
73,800
(1)
Lumen Technologies,
Inc.
524,718
0.4
25,537
(1)
Magnite, Inc.
347,814
0.3
16,477  New York Times Co.
- Class A
1,314,700
1.0
45,371
(1)
PubMatic, Inc. - Class
A
367,505
0.3
135,547
(1)(2)
ZipRecruiter, Inc.
- Class A
245,340
0.2
4,041,292
3.1
Consumer Discretionary : 6.2%
48,578  Camping World
Holdings, Inc. - Class A
404,169
0.3
15,054
(1)
Etsy, Inc.
826,164
0.6
34,853
Gap, Inc.
977,278
0.8
40,433
Gentex Corp.
946,132
0.7
15,501
H&R Block, Inc.
474,641
0.4
49,378
Macy's, Inc.
976,697
0.7
48,438
(1)
Mattel, Inc.
821,024
0.6
50,821
(1)
Sonos, Inc.
782,643
0.6
65,665  Super Group SGHC
Ltd.
702,615
0.5
17,985
Travel + Leisure Co.
1,325,495
1.0
8,236,858
6.2
Consumer Staples : 0.9%
5,761  Coca-Cola
Consolidated, Inc.
1,166,026
0.9
Energy : 2.2%
93,249
NOV, Inc.
1,889,225
1.4
170,782
RPC, Inc.
992,243
0.8
2,881,468
2.2
Financials : 16.5%
10,542  Axis Capital Holdings
Ltd.
1,114,500
0.8
51,843
Banc of California, Inc.
957,540
0.7
109,199  BGC Group, Inc.
- Class A
1,039,574
0.8
107,890
F.N.B. Corp.
1,833,051
1.4
14,109  First American
Financial Corp.
989,182
0.8
13,952
First Hawaiian, Inc.
345,452
0.3
62,421
First Horizon Corp.
1,484,996
1.1
6,927
Globe Life, Inc.
1,006,216
0.8
13,877  Hancock Whitney
Corp.
913,245
0.7
5,376  Hanover Insurance
Group, Inc.
971,067
0.7
24,300  Jefferies Financial
Group, Inc.
1,078,920
0.8
8,381
Kemper Corp.
270,874
0.2
27,473  MGIC Investment
Corp.
728,859
0.6
42,664  Old Republic
International Corp.
1,829,006
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
53,305
P10, Inc. - Class A
$ 430,171
0.3
94,118
(1)
Payoneer Global, Inc.
406,590
0.3
7,435
Popular, Inc.
1,006,402
0.8
43,510
Rithm Capital Corp.
437,275
0.3
30,725
(1)
Slide Insurance
Holdings, Inc.
583,775
0.4
52,383  Starwood Property
Trust, Inc.
932,941
0.7
75,500  Valley National
Bancorp
952,055
0.7
55,363
(2)
WisdomTree, Inc.
947,261
0.7
30,001
XP, Inc. - Class A
645,922
0.5
15,634
Zions Bancorp NA
895,515
0.7
21,800,389
16.5
Health Care : 12.1%
32,932
(1)
10X Genomics, Inc.
- Class A
759,083
0.6
27,461
(1)
Alignment Healthcare,
Inc.
527,800
0.4
49,942
(1)
Aveanna Healthcare
Holdings, Inc.
367,573
0.3
26,045
Bio-Techne Corp.
1,536,655
1.2
15,361
(1)
Bridgebio Pharma, Inc.
1,021,199
0.8
121,363
(1)
Cytek Biosciences, Inc.
543,706
0.4
11,055
(1)
Doximity, Inc. - Class A
271,179
0.2
32,308
Embecta Corp.
331,480
0.2
10,812
(1)
HealthEquity, Inc.
827,010
0.6
20,224
(1)(2)
Hims & Hers Health,
Inc.
293,653
0.2
12,060
(1)
Insmed, Inc.
1,800,920
1.4
14,005
(1)
LivaNova PLC
988,753
0.7
23,773
(1)
Option Care Health,
Inc.
771,672
0.6
100,766
(1)
Organogenesis
Holdings, Inc.
323,459
0.2
18,446
QIAGEN N.V.
918,611
0.7
79,519
(1)(2)
Sana Biotechnology,
Inc.
334,775
0.3
22,561
(1)
Tandem Diabetes
Care, Inc.
570,793
0.4
79,790
(1)(2)
Teladoc Health, Inc.
419,695
0.3
7,157
(1)
Tenet Healthcare Corp.
1,713,314
1.3
17,505
(1)
Travere Therapeutics,
Inc.
521,474
0.4
29,114
(1)
Waystar Holding Corp.
746,774
0.6
67,530
(1)
Xeris Biopharma
Holdings, Inc.
413,284
0.3
16,002,862
12.1
Industrials : 24.2%
11,789
A.O. Smith Corp.
919,542
0.7
3,745
Acuity Brands, Inc.
1,129,455
0.8
13,044  Albany International
Corp. - Class A
751,987
0.6
6,356
Allegion PLC
1,024,269
0.8
7,782  Allison Transmission
Holdings, Inc.
975,085
0.7
7,399  Applied Industrial
Technologies, Inc.
2,090,809
1.6

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,729
(1)
Bloom Energy Corp.
- Class A
$ 1,047,503
0.8
24,398
(1)
Core & Main, Inc.
- Class A
1,321,396
1.0
18,423  Enerpac Tool Group
Corp.
751,658
0.6
23,671
Flowserve Corp.
2,095,357
1.6
37,178
(1)
Gates Industrial Corp.
PLC
1,024,997
0.8
11,043
Graco, Inc.
1,037,159
0.8
18,230
(2)
Hexcel Corp.
1,689,739
1.3
9,697
ITT, Inc.
1,962,770
1.5
63,642
(1)
Legalzoom.com, Inc.
447,403
0.3
35,726
(1)
Lyft, Inc. - Class A
494,448
0.4
36,843  Mueller Water
Products, Inc. - Class A
1,102,711
0.8
3,447
Nordson Corp.
1,011,488
0.8
40,548
(1)
NOW, Inc.
477,655
0.4
5,911
Owens Corning
721,556
0.5
4,207
(1)
Paylocity Holding
Corp.
448,003
0.3
10,521
Pentair PLC
1,043,578
0.8
13,090  Robert Half
International, Inc.
319,658
0.2
17,377
(1)
Rocket Lab Corp.
1,200,751
0.9
63,302
(1)
Titan International, Inc.
615,928
0.5
9,727
Toro Co.
961,611
0.7
68,666
Vestis Corp.
540,401
0.4
3,666
(2)
Watsco, Inc.
1,529,932
1.1
6,393  Watts Water
Technologies, Inc.
- Class A
2,101,635
1.6
24,466  Zurn Elkay Water
Solutions Corp.
1,247,277
0.9
32,085,761
24.2
Information Technology : 14.5%
17,904
(1)
ACI Worldwide, Inc.
710,431
0.5
56,388
(1)
Amplitude, Inc. - Class
A
411,632
0.3
10,567
(1)
ASGN, Inc.
453,324
0.3
5,502
(1)
Astera Labs, Inc.
653,803
0.5
57,727
(1)
AvePoint, Inc.
622,297
0.5
14,737  Bentley Systems, Inc.
- Class B
538,637
0.4
25,093
(1)
Box, Inc. - Class A
590,940
0.4
22,428
(1)
Cipher Mining, Inc.
349,877
0.3
8,049
(1)
Coherent Corp.
2,084,128
1.6
19,885
(1)
Core Scientific, Inc.
337,448
0.3
7,566
(1)
Credo Technology
Group Holding Ltd.
849,435
0.6
5,065  Dolby Laboratories,
Inc. - Class A
337,177
0.3
21,191
(1)
Dropbox, Inc. - Class A
529,563
0.4
17,364
(1)
Dynatrace, Inc.
623,715
0.5
41,885
(1)
Extreme Networks, Inc.
585,552
0.4
16,017
(1)(2)
IonQ, Inc.
614,572
0.5
49,350
(1)
Knowles Corp.
1,340,840
1.0
14,955
(1)
Nutanix, Inc. - Class A
572,477
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
17,542
(1)
Pure Storage, Inc.
- Class A
$ 1,126,547
0.8
20,323
(1)
Rigetti Computing, Inc.
354,027
0.3
12,248
(1)
Rubrik, Inc. - Class A
636,406
0.5
2,720
(1)
Sandisk Corp.
1,728,179
1.3
7,227
TD SYNNEX Corp.
1,133,266
0.9
14,424
(1)
TTM Technologies, Inc.
1,503,558
1.1
84,592
(1)
Yext, Inc.
480,483
0.4
19,168,314
14.5
Materials : 6.9%
8,343
AptarGroup, Inc.
1,198,972
0.9
90,757
(1)
Cleveland-Cliffs, Inc.
967,470
0.7
9,584
Crown Holdings, Inc.
1,098,326
0.8
42,219
Element Solutions, Inc.
1,481,465
1.1
65,846
Hecla Mining Co.
1,640,224
1.3
95,654
Huntsman Corp.
1,210,023
0.9
13,793
RPM International, Inc.
1,574,057
1.2
9,170,537
6.9
Real Estate : 7.1%
127,704  Apartment Investment
and Management Co.
- Class A
563,175
0.4
44,021  Brixmor Property
Group, Inc.
1,332,516
1.0
39,055
CareTrust REIT, Inc.
1,586,414
1.2
16,708
EPR Properties
992,622
0.7
17,149  First Industrial Realty
Trust, Inc.
1,082,788
0.8
66,232  Host Hotels & Resorts,
Inc.
1,297,485
1.0
37,679
(1)
Hudson Pacific
Properties, Inc.
272,796
0.2
17,893  Omega Healthcare
Investors, Inc.
863,695
0.7
96,079
(1)(2)
Real Brokerage, Inc.
254,609
0.2
31,860  Tanger Factory Outlet
Centers, Inc.
1,180,732
0.9
9,426,832
7.1
Utilities : 4.7%
5,656
Black Hills Corp.
416,621
0.3
44,331  MDU Resources
Group, Inc.
916,765
0.7
9,712
National Fuel Gas Co.
884,083
0.7
47,885
NiSource, Inc.
2,264,961
1.7
9,621
OGE Energy Corp.
472,776
0.3
7,733
(1)(2)
Oklo, Inc.
486,792
0.4
8,780
ONE Gas, Inc.
767,723
0.6
6,209,721
4.7
Total Common Stock
(Cost $116,100,001)
130,190,060
98.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.4%
22,770  iShares Russell 2500
ETF
$ 1,836,856
1.4
Total Exchange-Traded
Funds
(Cost $1,709,443)
1,836,856
1.4
Total Long-Term
Investments
(Cost $117,809,444)
132,026,916
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.5%
Repurchase Agreements : 4.5%
1,585,206
(3)
Bank of Montreal,
Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $1,585,683,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
5.000%, Market Value
plus accrued interest
$1,616,910, due
10/01/52-10/01/54)
1,585,206
1.2
1,210,588
(3)
HSBC Securities
(USA), Inc.,
Repurchase
Agreement dated
02/27/2026, 3.670%,
due 03/02/2026
(Repurchase
Amount $1,210,953,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.125%-
7.000%, Market Value
plus accrued interest
$1,234,800, due
12/01/29-02/01/56)
1,210,588
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
424,361
(3)
HSBC Securities
(USA), Inc.,
Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $424,489,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.375%, Market
Value plus accrued
interest $432,848, due
07/15/26-11/15/50)
$ 424,361
0.3
1,585,206
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $1,585,683,
collateralized
by various U.S.
Government Agency
Obligations, 5.000%-
6.000%, Market Value
plus accrued interest
$1,616,927, due
01/20/53-12/01/55)
1,585,206
1.2
1,130,768
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
02/27/2026, 3.770%,
due 03/02/2026
(Repurchase
Amount $1,131,118,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,149,562, due
04/15/28-02/15/55)
1,130,768
0.9
Total Repurchase
Agreements
(Cost $5,936,129)
5,936,129
4.5
Time Deposits : 0.9%
160,000
(3)
Canadian Imperial
Bank of Commerce,
3.630
%,
03/02/2026 160,000
0.1
160,000
(3)
DNB Bank ASA,
3.620
%,
03/02/2026 160,000
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
160,000
(3)
Landesbank Baden-
Wurttemberg,
3.640
%,
03/02/2026 $ 160,000
0.1
160,000
(3)
Mizuho Bank Ltd.,
3.640
%,
03/02/2026 160,000
0.2
160,000
(3)
Royal Bank of Canada,
3.700
%,
03/02/2026 160,000
0.2
160,000
(3)
Societe Generale S.A.,
3.630
%,
03/02/2026 160,000
0.1
160,000
(3)
Toronto-Dominion
Bank,
3.640
%,
03/02/2026 160,000
0.1
Total Time Deposits
(Cost $1,120,000)
1,120,000
0.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
172,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $172,000) $ 172,000 0.1
Total Short-Term
Investments
(Cost $7,228,129)
7,228,129
5.5
Total Investments in
Securities
(Cost $125,037,573) $ 139,255,045 105.3
Liabilities in Excess
of Other Assets (6,950,566) (5.3)
Net Assets $ 132,304,479 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 130,190,060 $ — $ — $ 130,190,060
Exchange-Traded Funds 1,836,856 — — 1,836,856
Short-Term Investments 172,000 7,056,129 — 7,228,129
Total Investments, at fair value $ 132,198,916 $ 7,056,129 $ — $ 139,255,045
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 23,848,610
Gross Unrealized Depreciation (9,631,138)
Net Unrealized Appreciation $ 14,217,472